February 4, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Westwood Funds (the "Trust")
                  File Nos. 33-06790/811-04719

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and the Statement of Additional Information for the above-named Trust do not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 29, 2002 (Accession #0000935069-02-000044).


         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0531.


                                             /s/ Arlene Lonergan
                                             Arlene Lonergan
                                             Senior Regulatory Administrator

cc:      B. Alpert
         J. McKee
         G. Rawitz, Esq.
         T. Hamlin
         L. Dowd